Interest Expense	6 Months Ended
Jun. 30, 2026
Interest Expense [Abstract]
INTEREST EXPENSE

7. INTEREST EXPENSE

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest on indebtedness	$65,802	$57,453	$127,270	$113,905
Interest on significant financing component	2,711	3,095	5,495	6,379
Interest on leases	659	589	1,101	1,035
Interest on satellite performance incentive payments	192	237	391	489
Interest on employee benefit plans	(502)	(268)	(1,005)	(533)
Capitalized interest	(18,416)	(7,475)	(32,848)	(10,980)
Interest expense	$50,446	$53,631	$100,404	$110,295